Class A & C | Loomis Sayles Global Markets Fund
Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity and fixed-income securities of U.S. and foreign issuers. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts ("REITs") and/or real estate-related securities and other equity-like interests in an issuer. The Fund will invest a significant portion of its assets outside the U.S., including securities of issuers located in countries with emerging securities markets.

In deciding which domestic and international equity securities to buy and sell, the Adviser generally looks for companies that it believes have the potential for superior earnings growth relative to their current value. The Adviser also looks for companies that appear to be undervalued relative to the intrinsic value of the companies' assets or cash flows.

In deciding which domestic and international fixed-income securities to buy and sell, the Adviser generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Fund may also invest in foreign currencies, collateralized mortgage obligations, zero-coupon securities, when-issued securities, real estate investment trusts ("REITs"), Rule 144A securities and mortgage-related securities. The Fund may also engage in active and frequent trading of securities and engage in options or foreign currency transactions for hedging and investment purposes and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivative transactions.

Class Y | Loomis Sayles Global Markets Fund
Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity and fixed-income securities of U.S. and foreign issuers. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts ("REITs") and/or real estate-related securities and other equity-like interests in an issuer. The Fund will invest a significant portion of its assets outside the U.S., including securities of issuers located in countries with emerging securities markets.

In deciding which domestic and international equity securities to buy and sell, the Adviser generally looks for companies that it believes have the potential for superior earnings growth relative to their current value. The Adviser also looks for companies that appear to be undervalued relative to the intrinsic value of the companies' assets or cash flows.

In deciding which domestic and international fixed-income securities to buy and sell, the Adviser generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Fund may also invest in foreign currencies, collateralized mortgage obligations, zero-coupon securities, when-issued securities, real estate investment trusts ("REITs"), Rule 144A securities and mortgage-related securities. The Fund may also engage in active and frequent trading of securities and engage in options or foreign currency transactions for hedging and investment purposes and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivative transactions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Central Index Key	dei_EntityCentralIndexKey	0000872649
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 14, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Class A & C | Loomis Sayles Global Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity and fixed-income securities of U.S. and foreign issuers. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts ("REITs") and/or real estate-related securities and other equity-like interests in an issuer. The Fund will invest a significant portion of its assets outside the U.S., including securities of issuers located in countries with emerging securities markets.

In deciding which domestic and international equity securities to buy and sell, the Adviser generally looks for companies that it believes have the potential for superior earnings growth relative to their current value. The Adviser also looks for companies that appear to be undervalued relative to the intrinsic value of the companies' assets or cash flows.

In deciding which domestic and international fixed-income securities to buy and sell, the Adviser generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Fund may also invest in foreign currencies, collateralized mortgage obligations, zero-coupon securities, when-issued securities, real estate investment trusts ("REITs"), Rule 144A securities and mortgage-related securities. The Fund may also engage in active and frequent trading of securities and engage in options or foreign currency transactions for hedging and investment purposes and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivative transactions.

Class Y | Loomis Sayles Global Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity and fixed-income securities of U.S. and foreign issuers. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts ("REITs") and/or real estate-related securities and other equity-like interests in an issuer. The Fund will invest a significant portion of its assets outside the U.S., including securities of issuers located in countries with emerging securities markets.

In deciding which domestic and international equity securities to buy and sell, the Adviser generally looks for companies that it believes have the potential for superior earnings growth relative to their current value. The Adviser also looks for companies that appear to be undervalued relative to the intrinsic value of the companies' assets or cash flows.

In deciding which domestic and international fixed-income securities to buy and sell, the Adviser generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Fund may also invest in foreign currencies, collateralized mortgage obligations, zero-coupon securities, when-issued securities, real estate investment trusts ("REITs"), Rule 144A securities and mortgage-related securities. The Fund may also engage in active and frequent trading of securities and engage in options or foreign currency transactions for hedging and investment purposes and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivative transactions.